Investor A, Institutional | BlackRock Small/Mid Cap Index Fund
Fund Overview Key Facts About BlackRock Small/Mid Cap Index Fund
Investment Objective
The investment objective of BlackRock Small/Mid Cap Index Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek to track the performance of the small to mid-cap segment of the U.S. equity universe.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investor A, Institutional - BlackRock Small/Mid Cap Index Fund		Investor A Shares	Institutional Shares
Management Fee		0.03%	0.03%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.23%	0.21%
Total Annual Fund Operating Expenses		0.51%	0.24%
Fee Waivers and/or Expense Reimbursements	[2]	(0.14%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	0.37%	0.12%
[1]	Other Expenses are based on estimated amounts for the current year.
[2]	As described in the "Management of the Fund" section of the Fund's prospectus beginning on page 24, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.37% of average daily net assets (for Investor A Shares) and 0.12% of average daily net assets (for Institutional Shares) through November 30, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Investor A, Institutional - BlackRock Small/Mid Cap Index Fund - USD ($)	1 Year	3 Years
Investor A Shares	38	149
Institutional Shares	12	65

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies of the Fund
The Fund seeks to track the investment results of the Russell 2500TM Index (the “Underlying Index”), which measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Underlying Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Components primarily include financial services, consumer discretionary and producer durables companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BlackRock uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Underlying Index.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Asset Class Risk — Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.
  Concentration Risk — The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the Underlying Index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.
  Consumer Discretionary Sector Risk — The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Financials Sector Risk — Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Underlying Index as closely as possible, it will tend to underperform the Underlying Index to some degree over time.
  Index-Related Risk — There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data may occur from time to time and may not be identified and corrected for a period of time, and may have an adverse impact on the Fund and its shareholders.
  Issuer Risk — Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
  Management Risk — As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BlackRock’s investment strategy may not produce the intended results.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Producer Durables Industry Group Risk — The producer durables industry group includes companies involved in the design, manufacture or distribution of industrial durables such as electrical equipment and components, industrial products, and housing and telecommunications equipment. These companies may be affected by changes in domestic and international economies and politics, consolidation, excess capacity, and consumer demands, spending, tastes and preferences.
  Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Performance Information
Because the Fund has not commenced operations as of the date of this prospectus, it does not have performance information an investor would find useful in evaluating the risks of investing in the Fund. The Fund’s benchmark is the Underlying Index.